Expense Example	Oct. 31, 2026 USD ($)
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,261
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,433
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,715
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	927
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,104
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,394
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,445
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,614
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,891
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory - WMC Strategic European Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	$ 1,613